THE FEDERAL MONEY MARKET PORTFOLIO
SCHEDULE OF INVESTMENTS
OCTOBER 31, 1999
--------------------------------------------------------------------------------

  PRINCIPAL                                                                                  YIELD TO
    AMOUNT                                                                                  MATURITY/
(IN THOUSANDS)                 SECURITY DESCRIPTION                    MATURITY DATES          RATE           VALUE
--------------   -------------------------------------------------  ---------------------  ------------  ---------------
U.S. GOVERNMENT AGENCY OBLIGATIONS (99.6%)
$     180,000    Federal Farm Credit Bank.........................  12/01/99-04/03/00      4.800-5.302%  $  179,980,104
      200,000    Federal Farm Credit Bank (due 02/01/2000)........           11/01/99(a)         5.230      199,990,069
      100,000    Federal Farm Credit Bank (due 05/03/2000)........           11/03/99(a)         5.220       99,980,092
       15,000    Federal Farm Credit Bank Discount Note...........           11/09/99            5.140       14,982,867
      100,000    Federal Farm Credit Bank Discount Note (due
                   10/10/2010)....................................           11/10/99(a)         5.239      100,000,000
       90,000    Federal Home Loan Bank...........................  02/08/00-05/17/00      4.915-5.100       89,965,764
      120,000    Federal Home Loan Bank (due 01/26/2000)..........           11/01/99(a)         5.350      120,000,000
       75,000    Federal Home Loan Bank (due 04/14/2000)..........           11/01/99(a)         5.355       74,983,094
       90,000    Federal Home Loan Bank (due 05/11/2000)..........           11/01/99(a)         5.305       89,981,115
      100,000    Federal Home Loan Bank (due 09/01/2000)..........           11/01/99(a)         5.380       99,967,500
      100,000    Federal Home Loan Bank (due 10/10/2000)..........           11/03/99(a)         5.380       99,935,731
      150,000    Federal Home Loan Bank (due 10/04/2000)..........           12/04/99(a)         5.924      149,904,737
      901,008    Federal Home Loan Bank Discount Note.............  11/01/99-03/15/00      5.100-5.540      892,578,953
       40,000    Student Loan Marketing Association...............           02/08/00            4.930       40,000,000
       20,300    Tennessee Valley Authority Discount Note.........           11/08/99            5.050       20,280,066
                                                                                                         --------------
                 TOTAL INVESTMENTS AT AMORTIZED COST AND VALUE (99.6%).................................   2,272,530,092
                 OTHER ASSETS IN EXCESS OF LIABILITIES (0.4%)..........................................       8,292,958
                                                                                                         --------------
                 NET ASSETS (100.0%)...................................................................  $2,280,823,050
                                                                                                         ==============

------------------------------
(a)Date listed represents the next interest rate reset date. The actual maturity date is indicated in the security description.

The Accompanying Notes are an Integral Part of the Financial Statements.

THE FEDERAL MONEY MARKET PORTFOLIO
STATEMENT OF ASSETS AND LIABILITIES
OCTOBER 31, 1999
--------------------------------------------------------------------------------

ASSETS
Investments at Amortized Cost and Value            $2,272,530,092
Cash                                                          616
Interest Receivable                                     8,692,199
Prepaid Trustees' Fees                                      1,916
Prepaid Expenses and Other Assets                           7,389
                                                   --------------
    Total Assets                                    2,281,232,212
                                                   --------------
LIABILITIES
Advisory Fee Payable                                      267,870
Administrative Services Fee Payable                        45,945
Administration Fee Payable                                  1,449
Fund Services Fee Payable                                   1,165
Accrued Expenses                                           92,733
                                                   --------------
    Total Liabilities                                     409,162
                                                   --------------
NET ASSETS
Applicable to Investors' Beneficial Interests      $2,280,823,050
                                                   ==============

The Accompanying Notes are an Integral Part of the Financial Statements.

THE FEDERAL MONEY MARKET PORTFOLIO
STATEMENT OF OPERATIONS
FOR THE FISCAL YEAR ENDED OCTOBER 31, 1999
--------------------------------------------------------------------------------

INVESTMENT INCOME
Interest Income                                                $93,690,613
EXPENSES
Advisory Fee                                       $2,858,791
Administrative Services Fee                           480,385
Custodian Fees and Expenses                           242,170
Professional Fees and Expenses                         50,369
Fund Services Fee                                      36,961
Administration Fee                                     16,872
Trustees' Fees and Expenses                            16,454
Miscellaneous                                          14,081
                                                   ----------
    Total Expenses                                  3,716,083
Less: Reimbursement of Expenses                       (63,027)
                                                   ----------
NET EXPENSES                                                     3,653,056
                                                               -----------
NET INVESTMENT INCOME                                           90,037,557
NET REALIZED (LOSS) ON INVESTMENTS                                 (93,004)
                                                               -----------
NET INCREASE IN NET ASSETS RESULTING FROM
  OPERATIONS                                                   $89,944,553
                                                               ===========

The Accompanying Notes are an Integral Part of the Financial Statements.

THE FEDERAL MONEY MARKET PORTFOLIO
STATEMENT OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------

                                                    FOR THE FISCAL    FOR THE FISCAL
                                                      YEAR ENDED        YEAR ENDED
                                                   OCTOBER 31, 1999  OCTOBER 31, 1998
                                                   ----------------  ----------------
INCREASE IN NET ASSETS
FROM OPERATIONS
Net Investment Income                              $    90,037,557   $    48,874,713
Net Realized Gain (Loss) on Investments                    (93,004)              178
                                                   ---------------   ---------------
    Net Increase in Net Assets Resulting from
      Operations                                        89,944,553        48,874,891
                                                   ---------------   ---------------
TRANSACTIONS IN INVESTORS' BENEFICIAL INTERESTS
Contributions                                        9,653,493,366     6,623,456,255
Withdrawals                                         (8,926,190,523)   (5,585,739,299)
                                                   ---------------   ---------------
    Net Increase from Investors' Transactions          727,302,843     1,037,716,956
                                                   ---------------   ---------------
    Total Increase in Net Assets                       817,247,396     1,086,591,847
NET ASSETS
Beginning of Fiscal Year                             1,463,575,654       376,983,807
                                                   ---------------   ---------------
End of Fiscal Year                                 $ 2,280,823,050   $ 1,463,575,654
                                                   ===============   ===============

--------------------------------------------------------------------------------
SUPPLEMENTARY DATA
--------------------------------------------------------------------------------
Selected data for a share outstanding throughout each year are as follows:

                                                              FOR THE FISCAL YEAR ENDED OCTOBER 31,
                                                    ---------------------------------------------------------
                                                      1999        1998        1997        1996        1995
                                                    ---------   ---------   ---------   ---------   ---------
RATIOS TO AVERAGE NET ASSETS
Net Expenses                                           0.20%       0.20%       0.20%       0.20%       0.20%
Net Investment Income                                  4.85%       5.31%       5.18%       5.08%       5.55%
Expenses without Reimbursement                         0.20%       0.25%       0.28%       0.27%       0.26%

The Accompanying Notes are an Integral Part of the Financial Statements.

THE FEDERAL MONEY MARKET PORTFOLIO
NOTES TO FINANCIAL STATEMENTS
OCTOBER 31, 1999
--------------------------------------------------------------------------------

1. ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES

The Federal Money Market Portfolio (the "portfolio") is registered under the Investment Company Act of 1940, as amended, as a diversified, open-end management investment company which was organized as a trust under the laws of the State of New York on November 4, 1992. The portfolio's investment objective is to provide high current income consistent with the preservation of capital and same-day liquidity. The portfolio commenced operations on January 4, 1993. The Declaration of Trust permits the trustees to issue an unlimited number of beneficial interests in the portfolio.

The preparation of financial statements in accordance with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts and disclosures. Actual amounts could differ from those estimates. The following is a summary of the significant accounting policies of the portfolio:

   a) Investments are valued at amortized cost which approximates market value. The amortized cost method of valuation values a security at its cost at the time of purchase and thereafter assumes a constant amortization to maturity of any discount or premium, regardless of the impact of fluctuating interest rates on the market value of the instruments.

      The portfolio's custodian or designated subcustodians, as the case may be under tri-party repurchase agreements, takes possession of the collateral pledged for investments in repurchase agreements on behalf of the portfolio. It is the policy of the portfolio to value the underlying collateral daily on a mark-to-market basis to determine that the value, including accrued interest, is at least equal to the repurchase price plus accrued interest. In the event of default of the obligation to repurchase, the portfolio has the right to liquidate the collateral and apply the proceeds in satisfaction of the obligation. Under certain circumstances, in the event of default or bankruptcy by the other party to the agreement, realization and/or retention of the collateral or proceeds may be subject to legal proceedings.

   b) Securities transactions are recorded on a trade date basis. Interest income, which includes the amortization of premiums and discounts, if any, is recorded on an accrual basis. For financial and tax reporting purposes, realized gains and losses are determined on the basis of specific lot identification.

   c) The portfolio intends to be treated as a partnership for federal income tax purposes. As such, each investor in the portfolio will be taxed on its share of the portfolio's ordinary income and capital gains. It is intended that the portfolio's assets will be managed in such a way that an investor in the portfolio will be able to satisfy the requirements of Subchapter M of the Internal Revenue Code. The cost of securities is substantially the same for book and tax purposes.

2. TRANSACTIONS WITH AFFILIATES

   a) The portfolio has an Investment Advisory Agreement with J.P. Morgan Investment Management, Inc. ("JPMIM"), an affiliate of Morgan Guaranty Trust Company of New York ("Morgan"), a wholly owned subsidiary of J.P. Morgan & Co. Incorporated ("J.P. Morgan"). Under the terms of the

THE FEDERAL MONEY MARKET PORTFOLIO
NOTES TO FINANCIAL STATEMENTS (CONTINUED)
OCTOBER 31, 1999
--------------------------------------------------------------------------------
      Agreement, the portfolio pays JPMIM at an annual rate of 0.20% of the portfolio's average daily net assets up to $1 billion and 0.10% on any excess over $1 billion. For the fiscal year ended October 31, 1999, such fees amounted to $2,858,791.

   b) The portfolio has retained Funds Distributor, Inc. ("FDI"), a registered broker-dealer, to serve as the co-administrator and exclusive placement agent. Under a Co-Administration Agreement between FDI and the portfolio, FDI provides administrative services necessary for the operations of the portfolio, furnishes office space and facilities required for conducting the business of the portfolio and pays the compensation of the officers affiliated with FDI. The portfolio has agreed to pay FDI fees equal to its allocable share of an annual complex-wide charge of $425,000 plus FDI's out-of-pocket expenses. The amount allocable to the portfolio is based on the ratio of the portfolio's net assets to the aggregate net assets of the portfolio and certain other investment companies subject to similar agreements with FDI. For the fiscal year ended October 31, 1999, the fee for these services amounted to $16,872.

   c) The portfolio has an Administrative Services Agreement (the "Services Agreement") with Morgan under which Morgan is responsible for certain aspects of the administration and operation of the portfolio. Under the Services Agreement, the portfolio has agreed to pay Morgan a fee equal to its allocable share of an annual complex-wide charge. This charge is calculated based on the aggregate average daily net assets of the portfolio and other portfolios for which JPMIM acts as investment advisor (the "master portfolios") and J.P. Morgan Series Trust in accordance with the following annual schedule: 0.09% on the first $7 billion of their aggregate average daily net assets and 0.04% of their aggregate average daily net assets in excess of $7 billion less the complex-wide fees payable to FDI. The portion of this charge payable by the portfolio is determined by the proportionate share that its net assets bear to the net assets of the master portfolios, other investors in the master portfolios for which Morgan provides similar services, and J.P. Morgan Series Trust. For the fiscal year ended October 31, 1999, the fee for these services amounted to $480,385.

      In addition, J.P. Morgan has agreed to reimburse the portfolio to the extent necessary to maintain the total operating expenses of the portfolio at no more than 0.20% of the average daily net assets of the portfolio through February 28, 2001. This reimbursement arrangement can be changed or terminated at any time after February 28, 2001 at the option of J.P. Morgan. For the fiscal year ended October 31, 1999, J.P. Morgan has agreed to reimburse the portfolio $63,027 for expenses under this agreement.

   d) The portfolio has a Fund Services Agreement with Pierpont Group, Inc. ("Group") to assist the trustees in exercising their overall supervisory responsibilities for the portfolio's affairs. The trustees of the portfolio represent all the existing shareholders of Group. The portfolio's allocated portion of Group's costs in performing its services amounted to $36,961 for the fiscal year ended October 31, 1999.

   e) An aggregate annual fee of $75,000 is paid to each trustee for serving as a trustee of the trust, the J.P. Morgan Funds, the J.P. Morgan Institutional Funds, the master portfolios, and J.P. Morgan Series Trust. The Trustees' Fees and Expenses shown in the financial statements represents the portfolio's allocated portion of the total fees and expenses. The portfolio's Chairman and Chief Executive Officer also serves as Chairman of Group and receives compensation and employee benefits from Group in his role as Group's Chairman. The allocated portion of such compensation and benefits included in the Fund Services Fee shown in the financial statements was $7,600.

REPORT OF INDEPENDENT ACCOUNTANTS

To the Trustees and Investors of
The Federal Money Market Portfolio

In our opinion, the accompanying statement of assets and liabilities, including the schedule of investments, and the related statements of operations and of changes in net assets and the supplementary data present fairly, in all material respects, the financial position of The Federal Money Market Portfolio (the "portfolio") at October 31, 1999, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended and the supplementary data for each of the five years in the period then ended, in conformity with generally accepted accounting principles. These financial statements and supplementary data (hereafter referred to as "financial statements") are the responsibility of the portfolio's management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with generally accepted auditing standards, which require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at October 31, 1999 by correspondence with the custodian, provide a reasonable basis for the opinion expressed above.

PricewaterhouseCoopers LLP
New York, New York
December 17, 1999